Other Net Non Operating Income Details of non operating incomes and expenses (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Gain or loss on valuation of investments in associates and joint ventures
Gain on valuation		₩ 83,506		₩ 36,757	₩ 41,363
Loss on valuation		(70,117)		(55,091)	(55,176)
Impairment loss		(114,903)		(1,173)	(56,311)
Total		(101,514)	$ (95,102)	(19,507)	(70,124)
Other income disclosure nonoperating [Abstract]
Rental fee income		6,973		7,291	8,225
Gains on disposal of investment in joint ventures and associates		39,932		23,457	61,653
Gains on disposal of premises and equipment and other assets		5,028		1,885	6,814
Reversal of impairment loss on premises and equipment and other assets		666		3,581	539
Others		31,762		96,058	195,379	[1]
Total		84,361		132,272	272,610
Other expense disclosure nonoperating [Abstract]
Depreciation on investment properties		3,902		3,762	3,806
Interest expenses of rent leasehold deposits		459		496	688
Losses on disposal of investment in joint ventures and associates		38,713		15,060	10
Losses on disposal of premises and equipment and other assets		9,994		9,718	2,707
Impairment losses on premises and equipment and other assets		390		1,936	2,990
Donation		98,132		43,939	46,266
Others		38,493		58,671	45,659
Total		190,083		133,582	102,126
Total		₩ (105,722)	$ (99,044)	₩ (1,310)	170,484
Gains losses on litigation settlements	[2]				₩ 132,784

[1]	Others include the receipt of guaranteed payment, which was amounting to 132,784 million Won, during the year ended December 31, 2015 that the Group received in accordance with the final irrevocable verdict for the payment of commitment (Note 44).
[2]	Others include the receipt of guaranteed payment, which was amounting to 132,784 million Won, during the year ended December 31, 2015 that the Group received in accordance with the final irrevocable verdict for the payment of commitment (Note 44).